ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31,	December 31,
	2024	2023

Accrued Interest	$47,193	$42,943
Credit Cards	39,784	42,032
Account Payable	25,395	40,176
Deferred Revenue	12,155	-
Payroll Liabilities	3,483	2,609
Other Liabilities	2,840	313
Payroll Tax Liabilities	641	84
Net Balance	$131,491	$128,157

	December 31,	December 31,
	2023	2022

Accrued Interest	$42,943	$25,978
Credit Cards	42,032	44,473
Account Payable	40,176	-
Payroll Liabilities	2,609	24,206
Other Liabilities	313	424
Payroll Tax Liabilities	84	84
Deferred Revenue	-	17,506
Net Balance	$128,157	$112,671